Leases (Details) - Schedule of ROU assets and related lease liabilities ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Jun. 30, 2022 CNY (¥)
Schedule of ROU assets and related lease liabilities [Abstract]
Right-of-use assets	¥ 24,556	$ 3,560	¥ 34,382
Lease liabilities, current	8,857	1,284	11,889
Lease liabilities, non-current	17,587	2,550	23,259
Total operating lease liabilities	¥ 26,444	$ 3,834	¥ 35,148